Other finance income and costs (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of Other finance income and costs [Abstract]
Disclosure of Other Finance Income and Costs
Other finance income and costs consist of the following:

	Yen in millions
	For the years ended March 31,
	2024	2025	2026

Other finance income
Interest income
Financial assets measured at amortized cost	289,035	256,034	203,976
Financial assets measured at fair value through other comprehensive income	165,653	108,594	107,543
Dividend income
Financial assets measured at fair value through other comprehensive income	127,178	120,435	126,085
Other	165,370	71,637	156,639
Total	747,236	556,700	594,243

Other finance costs
Interest expense
Financial liabilities measured at amortized cost	(64,733)	(84,106)	(60,293)
Other	(38,975)	(106,605)	(26,453)
Total	(103,709)	(190,711)	(86,746)